Loans and Accounts Receivable From Customers - Summary of Movements in Loan Portfolio (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Allowance for loan losses	$ 978,754	$ 1,081,658
Net carrying amount	23,795,548	21,576,108
Commercial loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	(25,936)	869
New financial assets originated or purchased	210,999	291,865
Financial assets that have been derecognized	(290,422)	(162,519)
Foreign exchange and other movements	6,599	(4,773)
Allowance for loan losses	681,029	747,617	$ 545,199
Net carrying amount	14,991,641	14,061,182
Mortgages loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	(84)	(1,344)
Financial assets that have been derecognized	(20,708)	(5,316)
Foreign exchange and other movements	89	5,845
Allowance for loan losses	77,298	73,465	78,501
Net carrying amount	6,167,673	5,243,288
Consumer loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	(822)
New financial assets originated or purchased	96,197
Financial assets that have been derecognized	(46,744)
Foreign exchange and other movements	908
Allowance for loan losses	189,485	220,791
Net carrying amount	2,636,234	2,271,638
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	22,617,981	23,134,814
- Charge-offs	(292,655)	(315,765)
- Changes due to modifications that did not result in derecognition	(292,108)	(265,977)
New financial assets originated or purchased	12,417,491	8,916,631
Financial assets that have been derecognized	(9,796,913)	(8,450,587)
Foreign exchange and other movements	89,564	(401,135)
Ending balance	24,743,360	22,617,981
Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	14,808,799	15,460,544
- Charge-offs	(148,053)	(168,662)
- Changes due to modifications that did not result in derecognition	(188,049)	(174,255)
New financial assets originated or purchased	8,385,696	6,663,157
Financial assets that have been derecognized	(7,303,407)	(6,708,654)
Foreign exchange and other movements	117,684	(263,331)
Ending balance	15,672,670	14,808,799
Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	5,316,753
Ending balance	6,244,971	5,316,753
Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,492,429
Ending balance	2,825,719	2,492,429
Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	947,812	1,041,873
Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	681,029	747,617
Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	77,298	73,465
Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	189,485	220,791
Loans and receivables to Amortized Cost [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	(26,842)	(789)
New financial assets originated or purchased	328,124	414,765
Financial assets that have been derecognized	(357,874)	(244,413)
Foreign exchange and other movements	7,596	(4,777)
Allowance for loan losses	$ 947,812	$ 1,041,873	$ 880,117